Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	December 2017
Distribution Date	01/16/18
Transaction Month	28
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$190,180,727.94	0.7458068	$173,225,382.04	0.6793152	$16,955,345.90
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$342,190,727.94	0.3377960	$325,235,382.04	0.3210584	$16,955,345.90

Weighted Avg. Coupon (WAC)	3.12%		3.12%
Weighted Avg. Remaining Maturity (WARM)	32.67		31.78
Pool Receivables Balance	$369,514,704.05		$351,830,584.53
Remaining Number of Receivables	36,841		36,210

Adjusted Pool Balance	$357,500,714.49		$340,545,368.59

III. COLLECTIONS

Principal:
Principal Collections	$17,140,935.46
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$244,290.48
Total Principal Collections	$17,385,225.94

Interest:
Interest Collections	$953,914.03
Late Fees & Other Charges	$37,023.27
Interest on Repurchase Principal	$-
Total Interest Collections	$990,937.30

Collection Account Interest	$14,701.18
Reserve Account Interest	$2,334.60
Servicer Advances	$-

Total Collections	$18,393,199.02

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	December 2017
Distribution Date	01/16/18
Transaction Month	28
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$18,393,199.02
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$18,393,199.02

			Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1.	Servicing Fee @1.00%:
	Servicing Fee Due	1.00%	$307,928.92	$-	$307,928.92	307,928.92
	Collection Account Interest					$14,701.18
	Late Fees & Other Charges					$37,023.27
Total due to Servicer						$359,653.37

2.	Class A Noteholders Interest:
	Class A-1 Notes		$-		$-
	Class A-2-A Notes		$-		$-
	Class A-2-B Notes		$-		$-
	Class A-3 Notes		$231,386.55		$231,386.55
	Class A-4 Notes		$124,051.17		$124,051.17

	Total Class A interest:		$355,437.72		$355,437.72	355,437.72

3.	First Priority Principal Distribution:		$-		$-	0.00

4.	Class B Noteholders Interest:		$32,912.92		$32,912.92	32,912.92

5.	Second Priority Principal Distribution:		$-		$-	0.00

6.	Class C Noteholders Interest:		$58,565.00		$58,565.00	58,565.00

7.	Third Priority Principal Distribution:		$-		$-	0.00

8.	Class D Noteholders Interest:		$58,931.25		$58,931.25	58,931.25

	Available Funds Remaining:					$17,527,698.76

9.	Regular Principal Distribution Amount:					16,955,345.90

			Distributable Amount		Paid Amount
	Class A-1 Notes				$-
	Class A-2-A Notes				$-
	Class A-2-B Notes				$-
	Class A-3 Notes				$16,955,345.90
	Class A-4 Notes				$-
	Class A Notes Total:		$16,955,345.90		$16,955,345.90
	Class B Notes Total:		$-		$-
	Class C Notes Total:		$-		$-
	Class D Notes Total:		$-		$-
	Total Noteholders Principal		$16,955,345.90		$16,955,345.90

10.	Required Deposit to Reserve Account					0.00

11.	Trustee Expenses					0.00

12.	Remaining Available Collections Released to Certificateholder					572,352.86

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$12,013,989.56
Beginning Period Amount	$12,013,989.56
Current Period Amortization	$728,773.62
Ending Period Required Amount	$11,285,215.94
Ending Period Amount	$11,285,215.94
Next Distribution Date Required Amount	$10,580,476.42

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	December 2017
Distribution Date	01/16/18
Transaction Month	28
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	4.28%	4.50%	4.50%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.46%	35,651	98.10%	$345,158,301.90
30 - 60 Days	1.18%	427	1.43%	$5,036,307.68
61 - 90 Days	0.27%	99	0.32%	$1,135,818.82
91-120 Days	0.09%	32	0.14%	$483,461.77
121 + Days	0.00%	1	0.00%	$16,694.36
Total		36,210		$351,830,584.53

Delinquent Receivables 30+ Days Past Due
Current Period	1.54%	559	1.90%	$6,672,282.63
1st Preceding Collection Period	1.46%	538	1.83%	$6,755,677.49
2nd Preceding Collection Period	1.53%	573	1.87%	$7,268,231.73
3rd Preceding Collection Period	1.42%	542	1.76%	$7,150,061.19
Four-Month Average	1.49%		1.84%

Repossession in Current Period		35		$486,638.89
Repossession Inventory		90		$464,761.61

Current Charge-Offs
Gross Principal of Charge-Offs				$543,184.06
Recoveries				$(244,290.48)
Net Loss				$298,893.58

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.97%

Average Pool Balance for Current Period				$360,672,644.29

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.99%
1st Preceding Collection Period				1.20%
2nd Preceding Collection Period				0.69%
3rd Preceding Collection Period				0.63%
Four-Month Average				0.88%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		49	1,774	$23,762,991.90
Recoveries		35	1,515	$(12,411,178.42)
Net Loss				$11,351,813.48
Cumulative Net Loss as a % of Initial Pool Balance				1.07%

Net Loss for Receivables that have experienced a Net Loss *		40	1,324	$11,383,575.78
Average Net Loss for Receivables that have experienced a Net Loss				$8,597.87

Principal Balance of Extensions				$1,584,129.23
Number of Extensions				108

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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